SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,402	$ 1,420
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	463	348
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 939	$ 1,072